Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share Reconciliation [Abstract]
Summary of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share for the years ended December

31,
 2
017,
2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator :
Net loss	(153,665)	(9,342)	(132,957)
Less: accretions to preferred shares redemption value	(291,275)	(216,185)	(940,186)
Less: deemed dividends distributed to Series B preferred shares	(4,005)	—	—
Net loss attributable to Lizhi Inc.’s ordinary shareholders	(448,945)	(225,527)	(1,073,143)
Denominator:
Weighted average number of ordinary shares outstanding, basic	260,000,000	260,000,000	260,000,000
Weighted average number of ordinary shares outstanding, diluted	260,000,000	260,000,000	260,000,000
Basic net loss per share attributable to Lizhi Inc.’s ordinary shareholders	(1.73)	(0.87)	(4.13)
Diluted net loss per share attributable to Lizhi Inc.’s ordinary shareholders	(1.73)	(0.87)	(4.13)